UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02338
Allmerica Securities Trust
(Exact name of registrant as specified in charter)
440 Lincoln Street Worcester, Massachusetts		01653
(Address of principal executive offices)		(Zip code)

George M. Boyd, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and address of agent for service)

Registrant's telephone number, including area code:		(508) 855-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.2%

	Freddie Mac - 0.2%
$73,082	5.00%, 05/15/21	NR	$73,565
131,477	6.00%, 10/15/07	NR	134,092
			207,657

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $213,473)		207,657

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT OBLIGATIONS - 1.1%

	U.S. Treasury Bond - 0.6%
500,000	5.38%, 02/15/31 (a)	NR	544,941

	U.S. Treasury Note - 0.5%
375,000	5.00%, 08/15/11 (a)	NR	389,590

	Total U.S. Government Obligations (Cost $880,260)		934,531

Par Value		Moody’s Ratings	Value
CORPORATE NOTES AND BONDS - 79.6%

	Auto Manufacturers - 1.8%
500,000	DaimlerChrysler North America Holding Corp.
	7.30%, 01/15/12	A3	545,176
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	603,326
500,000	General Motors Acceptance Corp.
	7.00%, 02/01/12	Baa1	451,658
			1,600,160

	Banks - 10.3%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	878,237
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	500,900
450,000	Bank of New York Co., Inc.
	3.75%, 02/15/08	Aa3	442,220
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,070,565
450,000	BB&T Corp. (b)
	6.38%, 06/30/05	A2	453,455
655,000	Fifth Third Bank
	4.50%, 06/01/18	Aa3	602,502
500,000	Firstar Bank
	7.13%, 12/01/09	Aa2	551,661
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	Aa3	434,416
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	445,350

$420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	$426,274
350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	366,427
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	141,975
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	509,890
455,000	U.S. Bank National Cincinnati
	6.50%, 02/01/08	Aa2	479,394
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	483,137
450,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	455,608
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	455,956
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	446,624
			9,144,591

	Beverages - 1.1%
450,000	Anheuser-Busch Cos., Inc.
	4.63%, 02/01/15	A1	436,320
500,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	491,119
			927,439

	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	211,378
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	523,388
			734,766

	Cosmetics & Personal Care - 2.3%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	532,975
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	304,153
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,157,852
			1,994,980

	Diversified Financial Services - 14.4%
500,000	American Express Co.
	3.75%, 11/20/07	A1	492,355
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	572,511
725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	730,212
900,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	888,363
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	526,767

$460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	A3	$464,666
400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	405,439
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	814,132
500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	545,734
500,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	498,134
350,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	340,854
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	463,275
500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	571,984
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	443,089
222,011	Jones (Edward D.) & Co., LP (c) (d)
	7.95%, 04/15/06	NR	231,018
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	493,509
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa1	600,084
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	361,388
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	95,846
1,630,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,551,954
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	540,330
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	631,148
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	517,541
			12,780,333

	Electric - 5.6%
550,000	AmerenEnergy Generating
	7.75%, 11/01/05	A3	563,018
505,000	Centerpoint Energy, Inc. (a)
	5.88%, 06/01/08	Ba2	520,521
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	377,017
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	451,973
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	588,771
250,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	242,609
450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	474,770
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	566,351

$225,000	Florida Power & Light
	6.88%, 12/01/05	Aa3	$229,840
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	462,067
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	492,470
			4,969,407

	Environmental Control - 1.1%
450,000	Allied Waste North America (a)
	6.50%, 11/15/10	B2	436,500
500,000	Allied Waste North America
	8.50%, 12/01/08	B2	512,500
			949,000

	Food - 4.9%
1,500,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	1,667,282
460,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	489,146
470,000	Kroger Co.
	5.50%, 02/01/13	Baa2	476,428
350,000	Kroger Co.
	6.38%, 03/01/08	Baa2	365,279
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	476,892
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	868,809
			4,343,836

	Forest Products & Paper - 1.7%
1,000,000	Georgia-Pacific Group
	7.25%, 06/01/28	Ba3	1,030,000
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	508,658
			1,538,658

	Health Care-Products - 0.2%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	140,767

	Health Care-Services - 0.4%
300,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A2	305,971

	Home Builders - 1.7%
920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	895,996
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	563,795
			1,459,791

	Lodging - 1.0%
$500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	$525,373
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba2	387,625
			912,998

	Media - 5.3%
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	600,646
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	298,053
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	467,586
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa3	550,750
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	689,500
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	540,348
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	347,226
450,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	483,925
180,000	Viacom, Inc.
	5.50%, 05/15/33	A3	161,779
450,000	Viacom, Inc.
	7.88%, 07/30/30	A3	534,524
			4,674,337

	Metal Fabricate & Hardware - 1.1%
1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	1,004,690

	Office & Business Equipment - 0.8%
750,000	Pitney Bowes, Inc.
	4.75%, 05/15/18	Aa3	714,738

	Oil & Gas - 7.2%
900,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	866,533
375,000	Burlington Resources Finance Co.
	7.40%, 12/01/31	Baa1	456,459
580,000	Conoco Funding Co.
	5.45%, 10/15/06	A3	592,395
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	614,876
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	495,463
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	560,536
920,000	Pioneer Natural Resources Co.
	5.88%, 07/15/16	Baa3	940,853
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	636,146
780,000	Valero Energy Corp. (a)
	4.75%, 06/15/13	Baa3	760,190
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	458,203
			6,381,654

	Packaging & Containers - 4.0%
$750,000	Illinois Tool Works, Inc.
	6.88%, 11/15/08	Aa3	$811,286
1,750,000	Packaging Corp. of America
	5.75%, 08/01/13	Ba1	1,732,764
970,000	Sealed Air Corp. (e)
	5.63%, 07/15/13	Baa3	981,099
			3,525,149

	Pharmaceuticals - 3.1%
700,000	Bergen Brunswig Corp. (f)
	7.25%, 06/01/05	BB	704,375
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	905,918
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	784,803
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	391,048
			2,786,144

	Pipelines - 1.1%
500,000	Duke Energy Field Services Corp.
	7.50%, 08/16/05	Baa2	507,179
500,000	Magellan Midstream Partners
	5.65%, 10/05/16	Ba1	497,898
			1,005,077

	Retail - 2.8%
595,000	Home Depot, Inc.
	3.75%, 09/15/09	Aa3	576,260
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba2	507,500
900,000	J.C. Penney Co., Inc. (a)
	7.95%, 04/01/17	Ba2	855,000
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	579,514
			2,518,274

	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	464,328
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	448,265
			912,593

	Telecommunications - 3.1%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A2	556,562
500,000	Nextel Communications, Inc.
	5.95%, 03/15/14	Ba3	497,500
400,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	389,872

$680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	$710,743
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	128,471
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	467,674
			2,750,822

	Transportation - 2.8%
900,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	965,364
189,000	CSX Transportation, Inc.
	9.75%, 06/15/20	Baa2	265,703
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa1	366,591
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	241,041
380,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	411,852
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	264,234
			2,514,785

	Total Corporate Notes and Bonds (Cost $70,080,215)		70,590,960

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h)-4.9%

1,000,000	American Airlines, Inc., Pass-Through Trust, Series 1991-C2
	9.73%, 09/29/14	Caa2	702,610
780,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
	4.72%, 11/11/35	Aaa	769,599
250,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	272,353
300,000	Citibank Credit Card Issuance Trust, Series 2000-A3, CMO
	6.88%, 11/16/09	Aaa	319,233
710,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	765,062
500,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO
	6.94%, 07/13/30	Aaa	525,413
250,000	MBNA Master Credit Card Trust, Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	251,701
750,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (f)
	4.74%, 11/13/36	AAA	739,694
	Total Asset-Backed and Mortgage-Backed Securities (Cost $4,702,417)		4,345,665

Par Value		Moody’s Ratings	Value
FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.3%

$450,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	$466,185
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	553,474
500,000	Province of Quebec
	6.13%, 01/22/11	A1	535,330
450,000	Province of Quebec
	7.00%, 01/30/07	A1	472,628
	Total Foreign Government Obligations (Cost $1,966,588)		2,027,617

Par Value		Moody’s Ratings	Value
FOREIGN BONDS (i) - 10.7%

500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	604,780
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa2	731,216
450,000	British Telecom, Plc (g)
	8.13%, 12/15/10	Baa1	522,810
300,000	Calpine Canada Energy Finance (a)
	8.50%, 05/01/08	Caa1	213,000
355,000	Canadian Pacific Ltd.
	9.45%, 08/01/21	Baa2	503,968
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	459,717
450,000	Diageo Capital, Plc
	3.50%, 11/19/07	A2	441,772
890,000	Domtar, Inc.
	5.38%, 12/01/13	Baa3	838,691
450,000	Norske Skog Canada, Ltd.
	7.38%, 03/01/14	Ba3	436,500
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	743,764
1,000,000	St. George Bank, Ltd., Yankee Debenture (e)
	7.15%, 10/15/05	A3	1,016,269
435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	490,110
500,000	Telus Corp.
	7.50%, 06/01/07	Baa3	532,212
460,000	Tembec Industries, Inc.
	8.50%, 02/01/11	B2	435,850
490,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	523,099
450,000	Tyco International Group S.A.
	6.88%, 01/15/29	Baa3	504,406
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	536,833
	Total Foreign Bonds (Cost $9,362,460)		9,534,997

Shares		Moody’s Ratings	Value
INVESTMENT COMPANY - 0.0%

26,435	Marshall Money Market Fund	NR	$26,435
	Total Investment Company (Cost $26,435)		26,435

Total Investments - 98.8% (Cost $87,231,848)			87,667,862
Net Other Assets and Liabilities - 1.2%			1,071,378
Total Net Assets - 100.0%			$88,739,240

(a)

All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $3,463,752. The value of collateral amounted to $3,543,748 which consisted of cash equivalents.

(b)	Variable rate security. The rate shown reflects rate in effect at period end.

(c)	Security is valued by management.

(d)

Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2005, these securities amounted to $231,018 or 0.3% of net assets.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2005, these securities amounted to $1,997,368 or 2.3% of net assets.

(f)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(g)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(h)	Pass Through Certificates.

(i)	U.S. currency denominated.

CMO	Collateralized Mortgage Obligation (Pay Through Certificate)

MTN	Medium Term Note

NR	Not Rated

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $88,065,909. Net unrealized appreciation (depreciation) aggregated $(398,047) of which $1,266,553 related to appreciated investment securities and $(1,664,600) related to depreciated investment securities.

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Ratings		S&P Ratings

Aaa	5.8%	AAA	0.8%
Aa	20.6%	BB	0.8%
A	23.5%
Baa	32.3%		1.6%
Ba	12.0%
B	1.6%
Caa	1.0%
NR (Not Rated)	1.6%

	98.4%

Major Class Concentration of Investments
as a Percentage of Net Assets:

Corporate Notes And Bonds	79.6%
Foreign Bonds	10.7
Asset-Backed And Mortgage-Backed Securities	4.9
Foreign Government Obligations	2.3
U.S. Government Obligations	1.1
U.S. Government Agency Mortgage-Backed Obligation	0.2
Net Other Assets and Liabilities	1.2
Total	100.0%

NOTES TO PORTFOLIO OF INVESTMENTS

SECURITY VALUATION

Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  If not valued by a pricing service, such securities are valued at prices obtained from independent brokers.  If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.  A security’s valuation may differ depending on the method used for determining value.  Price movements in futures contracts, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value.  Short-term investments that mature in 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

At March 31, 2005, one security with a value of $231,018 or 0.3% of net assets was valued by management under the direction of the Board of Trustees.

SECURITIES LENDING

Allmerica Securities Trust (the “Trust”), using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of the Trust’s portfolio of investments.

RESTRICTED SECURITIES

At March 31, 2005, the Trust owned the following restricted security constituting 0.3% of net assets, which may not be publicly sold without registration under the Securities Act of 1933.  The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio.  The Trust does not have the right to demand that such securities be registered.  The disposal of restricted securities may involve time-consuming negotiations and expense; a prompt sale at an acceptable price may be difficult.  The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees.  Additional information on the restricted security is as follows:

	Date of	Par	Cost at
Issuer	Acquisition	Amount	Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$222,011	$222,011	$231,018

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b) Changes to internal control over financial reporting: Not Applicable

Item 3.	Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 3.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)

Date:	May 19, 2005

By:	/s/ Paul T. Kane
Paul T. Kane
Assistant Vice President and Treasurer
(Principal Financial Officer)

Date:	May 19, 2005